Capital Management and Risk Policies - Summary of Exposure to Foreign Exchange Risk as of Year End by Change in Type of Currency (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Foreign Exchange Risk Factor [Line items]
Income (Loss)	$ 337,169,628	$ 151,257,454	$ 188,618,946
Shareholders’ Equity	$ 2,017,243,999	1,895,881,871	$ 1,846,912,941	$ 1,669,471,836
Currency risk | Top of range | US Dollar
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Income (Loss)	$ 72,812	23,524
Shareholders’ Equity	$ 800,931	258,764
Currency risk | Top of range | Euro
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Income (Loss)	$ 2,447	1,093
Shareholders’ Equity	$ 26,918	12,027
Currency risk | Top of range | Canadian Dollar
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Income (Loss)	$ 75	15
Shareholders’ Equity	$ 825	165
Currency risk | Top of range | Real
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Income (Loss)	$ 35	22
Shareholders’ Equity	$ 385	240
Currency risk | Top of range | Swiss Franc
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Income (Loss)	$ 11	8
Shareholders’ Equity	$ 119	92
Currency risk | Top of range | Others
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Income (Loss)	$ 93	28
Shareholders’ Equity	$ 1,026	311
Currency risk | Bottom of range | US Dollar
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Income (Loss)	$ (72,812)	(23,524)
Shareholders’ Equity	$ 655,307	211,716
Currency risk | Bottom of range | Euro
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Income (Loss)	$ (2,447)	(1,093)
Shareholders’ Equity	$ 22,024	9,841
Currency risk | Bottom of range | Canadian Dollar
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Income (Loss)	$ (75)	(15)
Shareholders’ Equity	$ 675	135
Currency risk | Bottom of range | Real
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Income (Loss)	$ (35)	(22)
Shareholders’ Equity	$ 315	196
Currency risk | Bottom of range | Swiss Franc
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Income (Loss)	$ (11)	(8)
Shareholders’ Equity	$ 97	76
Currency risk | Bottom of range | Others
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Income (Loss)	$ (93)	(28)
Shareholders’ Equity	$ 840	$ 255